STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (12,695,743)	$ (11,587,187)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation	11,698	10,475
Amortization of debt discount	3,210	0
Change in derivative liabilities	(210,465)	422,908
Equity based compensation	4,749,470	5,999,750
Fair value of issued warrant to acquire research and development	543,927	0
Changes in operating assets and liabilities:
Prepaid expenses	17,325	(102,955)
Payment of long term deposit	10,528	0
Accounts payable	102,338	149,661
Deferred rent payable	(2,342)	(104)
Net cash used in operating activities	(7,470,054)	(5,107,452)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(9,436)	(16,255)
Net cash used in investing activity	(9,436)	(16,255)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	6,011,229	5,226,368
Proceeds from sale of Series D preferred stock	1,929,960	0
Proceeds from common stock subscription	29,985	0
Net cash provided by financing activities	7,971,174	5,226,368
Net increase in cash and cash equivalents	491,684	102,661
Cash and cash equivalents, beginning of the period	1,055,895	953,234
Cash and cash equivalents, end of the period	1,547,579	1,055,895
Supplemental disclosures of cash flow information:
Cash paid during the period for interest	0	0
Cash paid during the period for income taxes	0	0
Non cash investing and financing activities:
Reclassify initial fair value of derivative and warrant liabilities from equity upon issuance of Series D preferred stock	1,049,216	0
Series C Preferred Stock [Member]
Non cash investing and financing activities:
Common stock issued upon conversion preferred stock and accrued dividends	116,868	491,423
Embedded Derivative Financial Instruments [Member]
Adjustments to reconcile net loss to cash used in operating activities:
Change in derivative liabilities	20,583
Non cash investing and financing activities:
Reclassify initial fair value of derivative and warrant liabilities from equity upon issuance of Series D preferred stock	0
Reclassify derivative liability to equity	20,757	103,096
Embedded Derivative Financial Instruments [Member] | Series C Preferred Stock [Member]
Non cash investing and financing activities:
Reclassify derivative liability to equity	$ 20,757	$ 103,096